Leases - Additional Information (Detail) - IFRS 16 [member] - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2021	May 01, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Incremental borrowing rate		8.00%
Operating leases	$ 88